Financial Instruments - Disclosure of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Cash and bank deposits	R$ 13,096	R$ 3,564
Certificate of deposit	70,353	332
Cash and cash equivalents	R$ 83,449	R$ 3,896	R$ 11,713	R$ 8,240